SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2023	Dec. 31, 2022
Equipment [Member]
Principal Annual Rates	20.00%	20.00%
Buildings [Member]
Principal Annual Rates	2.00%	2.00%
Computer and Software [Member]
Principal Annual Rates	33.00%	33.00%
Furniture and Fittings [Member] | Minimum [Member]
Principal Annual Rates		10.00%
Furniture and Fittings [Member] | Minimum [Member]
Principal Annual Rates	10.00%
Furniture and Fittings [Member] | Maximum [Member]
Principal Annual Rates	20.00%	20.00%
Lab Equipment [Member]
Principal Annual Rates	10.00%	10.00%
Motor Vehicle [Member] | Minimum [Member]
Principal Annual Rates	10.00%	10.00%
Motor Vehicle [Member] | Maximum [Member]
Principal Annual Rates	20.00%	20.00%
Office Equipment [Member]
Principal Annual Rates	20.00%	20.00%
Renovation [Member] | Minimum [Member]
Principal Annual Rates	10.00%	10.00%
Renovation [Member] | Maximum [Member]
Principal Annual Rates	20.00%	20.00%
Signboard [Member]
Principal Annual Rates	10.00%	10.00%
Air Conditioner [Member]
Principal Annual Rates	20.00%	20.00%